UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08480
Van Kampen Real Estate Securities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common and Preferred Stocks 98.6%
Diversified 5.4%
Forest City Enterprises, Inc., Class A	426,960	$1,537,056
Vornado Realty Trust	283,181	9,412,921

		10,949,977

Healthcare 13.9%
Assisted Living Concepts, Inc., Class A (a)	129,219	1,752,212
Capital Senior Living Corp. (a)	36,700	89,548
Care Investment Trust, Inc.	58,760	320,830
Extendicare Real Estate Investment Trust (Canada)	26,190	88,906
HCP, Inc.	364,432	6,505,111
Healthcare Realty Trust, Inc.	365,140	5,473,449
Senior Housing Property Trust	679,880	9,531,918
Ventas, Inc.	207,810	4,698,584

		28,460,558

Industrial 4.3%
AMB Property Corp.	63,529	914,818
Cabot Industrial Value Fund, II, L..P. (Acquired 11/10/05 to 11/12/08, Cost $2,955,500) (a)(b)(c)	5,911	2,807,725
DCT Industrial Trust, Inc.	133,500	423,195
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 03/05/09, Cost $2,250,00) (a)(b)(c)	2,250,000	1,912,500
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to 3/11/09 Cost $2,669,226) (a)(b)(c)	3,220,000	2,669,226
KTR Industrial Fund, II, L.P. (Acquired 01/08/09, Cost $18,750) (a)(b)(c)	18,750	18,750

		8,746,214

Lodging/Resorts 8.7%
Host Marriott Corp.	1,666,637	6,533,217
Morgans Hotel Group Co. (a)	308,715	960,103

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Starwood Hotels & Resorts Worldwide, Inc.	810,874	$10,298,100
Strategic Hotels & Resorts, Inc.	90,958	62,761

		17,854,181

Mixed Office/Industrial 2.5%
Liberty Property Trust	154,005	2,916,854
PS Business Parks, Inc.	58,848	2,168,549

		5,085,403

Office 13.2%
Boston Properties, Inc.	319,901	11,206,132
Brandywine Realty Trust	6,449	18,380
Broadreach Capital Partners Realty, L.P. I (Acquired 05/29/03 to 05/29/08, Cost $1,473,051) (b)(c)	2,789,299	1,045,351
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 12/17/07, Cost $3,103,572) (a)(b)(c)	3,103,572	1,862,143
Brookfield Properties Corp. (Canada)	1,459,530	8,377,702
Douglas Emmett, Inc.	982	7,257
Mack-Cali Realty Corp.	217,787	4,314,361
SL Green Realty Corp.	4,510	48,708

		26,880,034

Residential Apartments 18.0%
Apartment Investment & Management Co., Class A	3,342	18,314
Atlantic Gulf Communities Corp. (a)(b)	131,004	0
Atlantic Gulf Communities Corp. Convertible Preferred, Ser B (a)(b)(d)	30,570	0
Atlantic Gulf Communities Corp. Preferred, Ser B (a)(b)	43,609	0
Avalonbay Communities, Inc.	309,462	14,563,282
Camden Property Trust	200,133	4,318,870
Equity Residential Properties Trust	739,077	13,562,063
Post Properties, Inc.	431,184	4,372,206

		36,834,735

	Number of
Description	Shares	Value

Residential Manufactured Homes 2.8%
Equity Lifestyle Properties, Inc.	150,716	$5,742,279

Retail Regional Malls 9.0%
Simon Property Group, Inc.	503,011	17,424,296
Taubman Centers, Inc.	58,358	994,420

		18,418,716

Retail Strip Centers 10.7%
Acadia Realty Trust	236,756	2,511,981
Equity One, Inc.	8,770	106,906
Federal Realty Investment Trust	194,143	8,930,578
Ramco-Gershenson Properties Trust	59,650	384,743
Regency Centers Corp.	368,100	9,780,417
Weingarten Realty Investors	7,660	72,923

		21,787,548

Self Storage 6.0%
Public Storage, Inc.	202,338	11,179,175
Sovran Self Storage, Inc.	54,852	1,101,428

		12,280,603

Timber 4.1%
Plum Creek Timber Co., Inc.	289,652	8,420,183

Total Long-Term Investments 98.6%
(Cost $317,149,325)		201,460,431

Repurchase Agreements 1.7%
Banc of America Securities ($186,882 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $186,882)		186,882
Citigroup Global Markets, Inc. ($1,868,818 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $1,868,825)		1,868,818
Citigroup Global Markets, Inc. ($897,032 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $897,036)		897,032

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($560,645 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $560,648)	$560,645
State Street Bank & Trust Co. ($9,623 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $9,623)	9,623

Total Repurchase Agreements 1.7%
(Cost $3,523,000)	3,523,000

Total Investments 100.3%
(Cost $320,672,325)	204,983,431

Foreign Currency 0.0%
(Cost $6,011)	5,810

Liabilities in Excess of Other Assets (0.3%)	(528,052)

Net Assets 100.0%	$204,461,189

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.0% of net assets.

(d)	Security is in default.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$191,144,736
Level 2 — Other Significant Observable Inputs	3,523,000
Level 3 — Significant Unobservable Inputs	10,315,695

Total	$204,983,431

          Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2008	$10,804,187
Accrued discounts/premiums	-0-
Realized gain/loss	-0-
Change in unrealized appreciation/depreciation	(1,105,992)
Net purchases/sales	617,500
Net transfers in and/or out of Level 3	-0-

Balance as of March 31, 2009	$10,315,695

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$(1,105,992)

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
          The Fund invests a significant portion of its assets in securities of REIT. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009

By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009